--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             212-830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 1999.

The Cortland General Money Market Fund had 101,664 shareholder accounts and net assets of $1,472,706,020 as of March 31, 1999.

As of March 31, 1999, the U.S. Government Fund had 7,167 shareholder accounts and net assets of $205,523,452.

As of March 31, 1999, the Municipal Money Market Fund had 2,728 shareholder accounts and net assets of $302,186,530.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,





\s\Steven W. Duff

Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1999
================================================================================


                                                                                                            Ratings (a)
                                                                                                       -------------------
     Face                                                            Maturity                Value                Standard
    Amount                                                             Date       Yield    (Note 2)    Moody's    & Poor's
    ------                                                             ----       -----     ------     -------    --------
Commercial Paper (24.21%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000   Bank of America                                      05/20/99     5.08% $ 14,898,937      P1         A1+
   15,000,000   Bank of America                                      05/25/99     5.03    14,889,750      P1         A1+
   60,000,000   Lehman Brothers Holdings Inc.                        04/07/99     4.94    59,950,800      P2         A1
   10,000,000   Lehman Brothers Holdings Inc.                        04/22/99     4.92     9,971,417      P2         A1
   10,000,000   National Bank of Detroit                             06/17/99     5.01     9,895,194      P1         A1
   40,000,000   Paine Webber Group                                   04/05/99     5.02    39,977,778      P2         A2
   15,000,000   Receivable Capital Corporation                       04/07/99     4.88    14,987,825      P1         A1+
   53,925,000   Sand Dollar Funding L.L.C.                           04/08/99     4.98    53,873,412      P1         A1+
   14,000,000   Sigma Finance Corporation                            04/14/99     4.88    13,975,632      P1         A1+
   30,000,000   Sigma Finance Corporation                            05/24/99     4.88    29,788,000      P1         A1+
   15,000,000   Sigma Finance Corporation                            06/10/99     4.91    14,858,542      P1         A1+
   15,000,000   Special Purpose Accounts Receivables Cooperative     04/14/99     4.90    14,973,567      P1         A1
   20,000,000   Special Purpose Accounts Receivables Cooperative     06/25/99     4.94    19,769,555      P1         A1
   25,000,000   Spice Trust 1                                        04/27/99     4.96    24,910,805      P1
   20,000,000   Superior Funding Capital Corporation                 06/15/99     4.94    19,796,667      P1         A1+
 ------------                                                                           ------------
  357,925,000   Total Commercial Paper                                                   356,517,881
 ------------                                                                           ------------
Domestic Certificates of Deposit (4.07%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000   Chase Manhattan Bank                                 04/07/99     5.12% $ 20,000,000      P1         A1+
   10,000,000   First Union National Bank                            09/17/99     5.25    10,000,000      P1         A1
   30,000,000   NationsBank                                          10/19/99     4.61    30,000,000      P1         A1+
 ------------                                                                           ------------
   60,000,000   Total Domestic Certificates of Deposit                                    60,000,000
 ------------                                                                           ------------
Letter of Credit Commercial Paper (27.41%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000   AES Shady Point Inc.
                LOC NationsBank                                      07/23/99     4.88% $ 19,701,178      P1         A1+
   10,000,000   Banca Serfin S.A.
                LOC Barclays Bank PLC                                08/26/99     5.40     9,790,525      P1         A1+
   10,000,000   Banco Bozano Simonsen S.A.
                LOC Banco Santander                                  06/22/99     5.07     9,888,389      P1         A1+
    9,000,000   Banco de Credito Nacional, S.A.
                LOC Barclays Bank PLC                                04/23/99     5.09     8,972,390      P1         A1+
   10,000,000   Banco Mercantil del Norte, S.A.
                LOC Bayerische HypoVereinsbank, A.G.                 05/05/99     5.33     9,951,361      P1         A1+
   10,000,000   Banco Mercantil del Norte, S.A.
                LOC Bayerische HypoVereinsbank, A.G.                 08/03/99     5.03     9,830,189      P1         A1+
   20,000,000   Banco Mercantil del Norte, S.A.
                LOC Bayerische HypoVereinsbank, A.G.                 09/24/99     5.00    19,528,711      P1         A1+

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                            Ratings (a)
                                                                                                       -------------------
     Face                                                            Maturity                Value                Standard
    Amount                                                             Date       Yield    (Note 2)    Moody's    & Poor's
    ------                                                             ----       -----     ------     -------    --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000   Bancomer, S.A.
                LOC Bank of Montreal                                 06/10/99     5.12% $  9,903,750      P1          A1+
   15,000,000   Bancomer, S.A.
                LOC Bank of Montreal                                 06/18/99     5.00    14,843,025      P1          A1+
   15,000,000   Bancomer, S.A.
                LOC Bank of Montreal                                 06/24/99     5.07    14,828,500      P1          A1+
   10,000,000   China International Marine Containers
                LOC Societe Generale                                 04/08/99     4.89     9,990,531      P1          A1+
   10,000,000   ContiFinancial Corporation
                LOC Dresdner Bank, A.G.                              07/06/99     4.90     9,872,000      P1          A1+
   16,910,000   Daewoo International Corporation
                LOC Credit Suisse First Boston                       04/29/99     4.96    16,845,817      P1          A1+
   10,000,000   Demir Funding Corporation
                LOC Bayerische HypoVereinsbank, A.G.                 04/12/99     4.96     9,985,028      P1          A1+
   25,000,000   Dixie Overseas Ltd.
                LOC Credit Agricole                                  04/23/99     4.91    24,925,292      P1          A1+
   20,000,000   Finans Funding Corporation II
                LOC Rabobank Nederland                               06/03/99     4.96    19,828,500      P1          A1+
   20,000,000   Minmetals Capitals & Securities Incorporated
                LOC Credit Suisse First Boston                       04/20/99     5.06    19,948,067      P1          A1+
   17,750,000   Pactual Overseas
                LOC Barclays Bank PLC                                05/12/99     4.94    17,651,349      P1          A1+
   15,000,000   Pactual Overseas
                LOC Barclays Bank PLC                                05/13/99     4.90    14,916,525      P1          A1+
   25,000,000   Pemex Capital, Inc.
                LOC Societe Generale                                 04/19/99     4.89    24,939,625      P1          A1+
   25,000,000   Pemex Capital, Inc.
                LOC Societe Generale                                 05/03/99     4.86    24,893,333      P1          A1+
   10,000,000   Pemex Capital, Inc.
                LOC Societe Generale                                 05/27/99     4.95     9,923,933      P1          A1+
   20,000,000   Transportadora de Gas del Sur S.A.
                LOC Dresdner Bank, A.G.                              04/19/99     4.91    19,951,500      P1          A1+
   20,000,000   Transportadora de Gas del Sur S.A.
                LOC Dresdner Bank, A.G.                              04/20/99     4.90    19,948,911      P1          A1+
   18,000,000   Unibanco-Uniao de Bancos Brasilieros
                LOC Bayerische HypoVereinsbank, A.G.                 04/21/99     5.07    17,950,000      P1          A1+
   15,000,000   Unibanco-Uniao de Bancos Brasilieros
                LOC Westdeutsche Landesbank                          06/28/99     4.95    14,822,900      P1          A1+
 ------------                                                                           ------------
  406,660,000   Total Letter of Credit Commercial Paper                                  403,631,329
 ------------                                                                           ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================


                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                         Maturity               Value              Standard
    Amount                                                                          Date       Yield   (Note 2)   Moody's   & Poor's
    ------                                                                          ----       -----    ------    -------   --------
Loan Participations (4.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 29,000,000   Equitable Life Assurance Society (b)
                LOC Chase Manhattan Bank                                          03/20/00     5.05% $ 29,000,000    P1       A1
   30,000,000   GMAC Mortgage Corporation (c)
                LOC Bank One                                                      04/01/99     5.27    30,000,000    P1       A1+
   10,000,000   Marsh & McLennan Companies (d)                                    05/24/99     5.05    10,000,000    P1       A1+
 ------------                                                                                        ------------
   69,000,000   Total Loan Participations                                                              69,000,000
 ------------                                                                                        ------------
Master Notes (4.75%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000   The Goldman Sachs Group L.P. (e)                                  10/19/99     4.87% $ 20,000,000    P1       A1+
   50,000,000   Willamette Industries, Incorporated (f)                           06/18/99     5.00    50,000,000
 ------------                                                                                        ------------
   70,000,000   Total Master Notes                                                                     70,000,000
 ------------                                                                                        ------------
Medium Term Note (2.38%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 35,000,000   Structured Enhanced Return Trust - STEERS 1999
                Series A-40 (g)
                MBIA Insured                                                      01/18/00     5.04% $ 35,000,000    P1       A1+
 ------------                                                                                        ------------
   35,000,000   Total Medium Term Note                                                                 35,000,000
 ------------                                                                                        ------------
Other Notes (23.17%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,575,000   2150 Investment Company - Series 1997 (h)
                LOC Fifth Third Bank                                              02/01/17     4.95% $  2,575,000
    4,150,000   Alabama State IDA (Central Casting Corporation) (h)
                LOC First Union National Bank of North Carolina                   11/01/15     5.00     4,150,000
    3,620,000   Albany Dougherty, GA Payroll IDA
                (Flint River Service, Inc. Project-B) (h)
                LOC Columbus Bank & Trust Company                                 05/01/17     5.04     3,620,000             A1
    1,785,000   Andrews Laser Works Corporation (h)
                LOC Star Bank, N.A.                                               05/01/08     4.97     1,785,000
    1,710,000   Berkeley Square Retirement Center - Series 1998 (h)
                LOC Fifth Third Bank                                              02/01/13     4.95     1,710,000
    5,800,000   Cheney Brothers Incorporated (h)
                LOC First Union National Bank of North Carolina                   12/01/16     5.00     5,800,000
    9,575,000   Community Development Authority of the City of Madison, WI RB
                (Blake '89 Project) - Series 1996A (h)                            01/01/19     4.95     9,575,000
    9,400,000   The Concrete Company - Series 1998 (h)
                LOC Columbus  Bank & Trust Company                                07/01/48     5.05     9,400,000             A1
    1,980,000   Consolidated Equities, L.L.C. - Series 1995 (h)
                LOC Old Kent Bank & Trust Company                                 12/01/25     4.95     1,980,000
    4,000,000   Cunat Capital Corporation
                (Cunat Brothers, Incorporated/Irish Parie L.P.) - Series 1997B (h)
                LOC LaSalle National Bank                                         06/01/27     4.95     4,000,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                 Ratings (a)
                                                                                                             -------------------
     Face                                                                  Maturity                Value                Standard
    Amount                                                                   Date       Yield    (Note 2)    Moody's    & Poor's
    ------                                                                   ----       -----     ------     -------    --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,785,000   Delta Capital L.L.C. - Series A (h)
                LOC First Michigan Bank                                    01/01/26     4.95% $  1,785,000
    2,870,000   Devin F. & Janis L. McCarthy - Series 1997 (h)
                LOC Star Bank, N.A.                                        07/01/17     4.97     2,870,000
    5,000,000   Douglas County, GA Development Authority
                (Abrams Riverside, LLC Project) (h)
                LOC Bank of America                                        11/01/18     5.05     5,000,000
   25,000,000   First Union National Bank of North Carolina (i)            07/16/99     4.85    25,000,000      P1          A1
    2,295,000   G&J Land Management - Series 1996 (h)
                LOC Fifth Third Bank                                       12/01/17     4.95     2,295,000
   15,538,311   General Electric Engine Receivables 1995-1
                Trust VR Guaranteed Notes (j)                              02/14/00     4.92    15,538,311      P1          A1+
    3,970,840   General Electric Engine Receivables 1996-1
                Trust VR Guaranteed Notes (k)                              02/14/01     4.92     3,970,840      P1          A1+
   35,000,000   The Goldman Sachs Group, L.P. (l)                          04/11/00     5.03    35,000,000      P1          A1+
   10,985,000   Institutional Distributors, Incorporated - Series 1997 (h)
                LOC Star Bank, N.A.                                        06/01/17     4.97    10,985,000
    1,000,000   Jake Sweeney Automotive, Incorporated (h)
                LOC Star Bank, N.A.                                        04/01/05     4.97     1,000,000
   25,000,000   John Hancock Mutual Life Insurance Company (m)             08/19/00     5.77    25,000,000
    1,130,000   KBL Capital Fund, Incorporated
                (BH Reality Limited Partnership) (h)
                LOC Old Kent Bank & Trust Company                          05/01/21     4.95     1,130,000                  A1
    4,280,000   KBL Capital Fund, Incorporated - Series 1995A (h)
                LOC Old Kent Bank & Trust Company                          07/01/05     4.95     4,280,000                  A1
    2,000,000   Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997 (h)
                LOC Norwest Bank Minneapolis                               06/01/27     5.30     2,000,000                  A1
    5,275,000   Kool Capital, L.L.C. (h)
                LOC Michigan National Bank                                 04/01/29     4.98     5,275,000
    4,400,000   Laurel County, Kentucky Industrial Building RB
                (Consolidated Biscuit Company Project) (h)
                LOC Fifth Third Bank                                       03/01/15     5.25     4,400,000
      500,000   LRC - B Wadsworth Investors, Limited (h)
                LOC Star Bank, N.A.                                        09/01/17     5.10       500,000
    3,915,000   Macroe Properties, Incorporated (h)
                LOC First Michigan Bank                                    09/01/27     4.95     3,915,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================


                                                                                                                        Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date       Yield   (Note 2)     Moody's   & Poor's
    ------                                                                        ----       -----    ------      -------   --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,100,000   Maryland HEFA RB (North Arundale Hospital) (h)
                LOC Mellon Bank, N.A.                                           07/01/27     5.15% $  4,100,000
    3,940,000   Maximum Principal Amount Limited Partnership
                (Riverview Medical Office Building) (h)
                LOC National City Bank                                          11/01/17     4.95     3,940,000
    5,850,000   Maximum Principal Amount VRB Notes (Hanover Project) (h)
                LOC National City Bank                                          12/01/07     4.95     5,850,000             A1
   15,835,000   Medical Clinic Board of Mobile, AL RB
                (Springhill Medical Complex) - Series 1996B (h)
                LOC Amsouth Bank, N.A.                                          09/01/11     5.00    15,835,000      P1
    1,000,000   Miami Valley Steel Service, Incorporated - Series 1996 (h)
                LOC National City Bank                                          02/01/16     4.95     1,000,000
    2,735,000   Michigan HEFA (Hope College) - Series 1996M (h)
                LOC Old Kent Bank & Trust Company                               10/01/16     4.95     2,735,000
    6,345,000   Mississippi Business Finance Corporation IDRB
                (Howard Industries, Incorporated) - Series 1995 (h)
                LOC National Bank of Detroit                                    06/01/10     5.05     6,345,000      P1
    4,150,000   New Federal Cold Storage, Incorporated Project - Series 199C (h)
                LOC National City Bank                                          08/01/11     4.95     4,150,000
    3,200,000   New York State HFA RB (345 East 94th Street) (h)
                LOC Key Bank                                                    11/01/31     5.05     3,200,000    VMIG-1
    5,000,000   Oxnard Financing Authority Refunding Lease RB - Series 1993 (h)
                LOC Union Bank of California                                    06/01/06     5.05     5,000,000             A1
    1,750,000   Pomeroy Investment, LLC - Series 1997 (h)
                LOC Star Bank, N.A.                                             04/01/17     4.97     1,750,000
    3,400,000   Prince William County, VA - Series A (h)
                LOC Wachovia Bank & Trust Company, N.A.                         03/01/17     4.88     3,400,000    VMIG-1
    5,500,000   Security Self-Storage, Inc. (h)
                LOC Bank One                                                    01/01/19     4.96     5,500,000
    4,415,000   Shepperd Capital L.L.C. (h)
                LOC First of America Michigan National Bank                     09/15/47     4.95     4,415,000
   15,000,000   SMM Trust 1997 - A (n)                                          12/15/99     5.10    15,000,000      P1     A1+
    8,400,000   Southwestern Ohio Steel, Incorporated (h)
                LOC Star Bank, N.A.                                             04/01/08     4.97     8,400,000
   19,000,000   State of Missouri HEFA
                (SSM Health Care System) 1995 - Series D (h)
                MBIA Insured                                                    06/01/24     4.96    19,000,000             A1+
   12,520,000   Stone Creek, L.L.C. - Series 1995 (h)
                LOC Columbus Bank & Trust Company                               08/01/22     5.05    12,520,000      P1

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)     Moody's  & Poor's
    ------                                                                        ----       -----     ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,200,000   Team Capital, L.L.C. (h)
                LOC Old Kent Bank & Trust                                       03/01/29     5.02% $    3,200,000
    1,950,000   Town of Greendale, IN EDA RB - Series 1993B (h)
                LOC National City Bank                                          12/01/05     4.95       1,950,000
    2,465,000   Vista Funding Corporation - Series 1997A (h)
                LOC Fifth Third Bank                                            07/01/15     4.95       2,465,000
    1,520,000   Walt Sweeney Ford - Series 1996 (h)
                LOC Fifth Third Bank                                            01/01/12     4.95       1,520,000
    2,580,000   Washington State Housing Finance Commission
                (Marketplace Apt) (h)
                LOC Bank One                                                    07/01/29     5.05       2,580,000    VMIG-1
    6,190,000   Weller Irrevocable Trust #2 - Series 1998 (h)
                LOC First Union National Bank of North Carolina                 09/01/13     5.05       6,190,000             A1
    3,210,000   Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (h)
                LOC First Union National Bank of North Carolina                 10/01/28     5.00       3,210,000
      870,000   Westchester Presbyterian Church (h)
                LOC Star Bank, N.A.                                             09/01/13     5.15         870,000
    2,510,000   William Thies & Son, Incorporated (h)
                LOC First Union National Bank of North Carolina                 03/01/07     5.00       2,510,000
 ------------                                                                                      --------------
  341,174,151   Total Other Notes                                                                     341,174,151
 ------------                                                                                      --------------
Repurchase Agreement, Overnight (6.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $103,000,000   The Goldman Sachs Group L.P.
                (Collateralized by $148,563,951 GNMAs, 5.00% to 10.00%,
                due 05/15/11 to 03/20/29, proceeds $105,060,000)                04/01/99     5.05% $  103,000,000
 ------------                                                                                      --------------
  103,000,000   Total Repurchase Agreement, Overnight                                                 103,000,000
 ------------                                                                                      --------------
Short Term Bank Note (1.02%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000   NationsBank                                                     01/18/00     5.02% $   14,997,688      P1     A1+
 ------------                                                                                      --------------
   15,000,000   Total Short Term Bank Note                                                             14,997,688
 ------------                                                                                      --------------
Yankee Certificates of Deposit (2.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000   Commerzbank, A.G.                                               02/25/00     5.20% $    9,994,027      P1     A1+
   20,000,000   Toronto Dominion Bank                                           12/29/99     5.09      19,998,563      P1     A1+
 ------------                                                                                      --------------
   30,000,000   Total Yankee Certificates of Deposit                                                   29,992,590
 ------------                                                                                      --------------
                Total Investments (100.72%)(Cost $1,483,313,639+)                                  $1,483,313,639
                Liabilities in Excess of Cash and Other Assets (-0.72%)                            (   10,607,619)
                                                                                                   --------------
                Net Assets (100.00%)                                                               $1,472,706,020
                                                                                                   ==============

                +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================



FOOTNOTES:

(a) The ratings noted (unaudited) for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 5 basis points.

(c) The interest rate changes daily based upon the opening Federal Funds rate plus 15 basis points.

(d) The interest rate is adjusted quarterly based upon three month LIBOR plus 2 basis points.

(e) The interest rate is adjusted daily based upon the opening Federal Funds rate plus 10 basis points; daily put option.

(f) The interest rate is adjusted monthly based upon one month LIBOR rate plus 3 basis points; 5 day put option.

(g) The interest rate is adjusted monthly based upon one month LIBOR plus 11 basis points.

(h) These securities have a 7-day put feature exercisable by the Fund at par value. Rate changes weekly.

(i)  The interest rate is adjusted daily based upon prime rate minus 2.90%.

(j) The interest rate is adjusted weekly based upon the commercial paper composite plus 5 basis points; weekly put option.

(k) The interest rate is adjusted weekly based upon one month LIBOR minus 1 basis point; weekly put option.

(l)  The interest rate is adjusted quarterly based upon LIBOR flat.

(m) One year put. Rate changes 8/19/99 based on one year LIBOR plus 6 basis points.

(n) The interest rate is adjusted quarterly based upon LIBOR plus 10 basis points.


KEY:

     EDA      =     Economic Development Authority                IDRB     =      Industrial Development Revenue Bond
     GMAC     =     General Motors Acceptance Corporation         LOC      =      Letter of Credit
     GNMA     =     Government National Mortgage Association      MBIA     =      Municipal Bond Insurance Association
     HFA      =     Housing Finance Authority                     RB       =      Revenue Bond
     HEFA     =     Health & Education Facilities Authority       VR       =      Variable Rate
     IDA      =     Industrial Development Authority              VRB      =      Variable Revenue Bond

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1999
================================================================================


     Face                                                          Maturity                 Value
    Amount                                                           Date      Yield       (Note 2)
    ------                                                           ----      -----        ------
Agency Discount Notes (24.23%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000   Federal Home Loan Mortgage Corporation             04/08/99    4.82%    $  2,997,223
    2,000,000   Federal Home Loan Mortgage Corporation             04/15/99    4.72        1,996,368
    3,000,000   Federal Home Loan Mortgage Corporation             04/26/99    4.80        2,990,083
    3,000,000   Federal Home Loan Mortgage Corporation             05/14/99    4.85        2,982,800
    2,500,000   Federal Home Loan Mortgage Corporation             06/11/99    4.80        2,476,580
    3,000,000   Federal Home Loan Mortgage Corporation             07/09/99    4.82        2,960,730
    3,000,000   Federal Home Loan Mortgage Corporation             07/26/99    4.71        2,955,533
    2,000,000   Federal Home Loan Mortgage Corporation             08/04/99    4.76        1,967,708
    3,000,000   Federal Home Loan Mortgage Corporation             09/24/99    4.86        2,930,466
    1,325,000   Federal National Mortgage Association              04/01/99    4.79        1,325,000
    3,000,000   Federal National Mortgage Association              04/02/99    4.76        2,999,608
   10,000,000   Federal National Mortgage Association              04/07/99    4.61        9,992,483
    3,000,000   Federal National Mortgage Association              04/27/99    4.74        2,989,860
    1,642,000   Federal National Mortgage Association              06/03/99    4.80        1,628,351
    1,700,000   Federal National Mortgage Association              06/14/99    4.71        1,683,856
    2,000,000   Federal National Mortgage Association              06/30/99    4.67        1,977,100
    3,000,000   Federal National Mortgage Association              09/07/99    4.93        2,936,267
 ------------                                                                           ------------
   50,167,000   Total Agency Discount Notes                                               49,790,016
 ------------                                                                           ------------
Floating Rate Securities (6.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000   Federal Home Loan Bank Floater (a)                 06/17/99    4.74%    $  9,999,579
    3,000,000   Federal Home Loan Bank Floater (b)                 09/08/99    4.84        2,999,343
 ------------                                                                           ------------
   13,000,000   Total Floating Rate Securities                                            12,998,922
 ------------                                                                           ------------
Government Agencies (2.92%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000   Federal Home Loan Bank                             10/27/99    4.94%    $  3,000,000
    3,000,000   Federal Home Loan Bank                             10/27/99    5.00        3,000,000
 ------------                                                                           ------------
    6,000,000   Total Government Agencies                                                  6,000,000
 ------------                                                                           ------------
Government Agency Medium Term Notes (11.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000   Federal Farm Credit Bank                           10/01/99    4.83%    $  3,000,000
    2,000,000   Federal Home Loan Bank                             11/12/99    4.86        2,010,848
    2,500,000   Federal Home Loan Bank                             01/21/00    4.86        2,501,646
   10,000,000   Federal National Mortgage Association              05/05/99    4.56       10,008,508
    1,500,000   Federal National Mortgage Association              07/02/99    4.85        1,503,847
    5,000,000   Federal National Mortgage Association              09/24/99    4.91        5,001,398
 ------------                                                                           ------------
   24,000,000   Total Government Agency Medium Term Notes                                 24,026,247
 ------------                                                                           ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================


     Face                                                              Maturity               Value
    Amount                                                             Date       Yield      (Note 2)
    ------                                                             ----       -----       ------
Repurchase Agreements, Overnight (55.95%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 55,000,000   Goldman Sachs Group L.P. dated 04/01/99
                (Collateralized by $71,367,485 GNMAs, 4.00% to 8.35%,
                due 12/15/13 to 03/20/29, proceeds $56,117,949)        04/01/99    5.05%    $ 55,000,000
   60,000,000   Morgan (J.P.) Securities, Inc. dated 04/01/99
                (Collateralized by $63,033,763 GNMAs, 6.0000%,
                due 12/15/28 to 01/15/29, proceeds $61,200,001)        04/01/99    5.00       60,000,000
 ------------                                                                               ------------
  115,000,000   Total Repurchase Agreements, Overnight                                       115,000,000
 ------------                                                                               ------------
                Total Investments (101.11%) (Cost $207,815,185+)                            $207,815,185
                Liabilities in Excess of Cash and Other Assets (-1.11%)                     (  2,291,733)
                                                                                            ------------
                Net Assets (100.00%)                                                        $205,523,452
                                                                                            ============

                +     Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes monthly based on 6 month T-Bill Bond Equivalent Yield plus 27 basis points.

(b) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes monthly based on 1 month LIBOR minus 18 basis points.

KEY:
     GNMA   =   Government National Mortgage Association







--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1999
================================================================================


                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Tax Exempt Investments (17.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $    670,000   City of Lynchburg, VA GO Public Improvement Bonds                05/01/99     3.73% $    670,133
    2,770,000   Cuyahoga Falls, OH School District                               06/30/99     3.75     2,771,048
    5,300,000   City of Fall River, MA BAN                                       03/15/00     3.10     5,317,133     MIG-1
    5,000,000   Florida Housing Finance Corporation                              03/31/00     3.06     5,002,028    VMIG-1
    4,000,000   Illinois Housing Development Authority RB
                (Homeowner Mortgage)
                LOC Morgan Stanley & Company                                     04/29/99     3.85     4,000,000    VMIG-1   A1+
    4,000,000   Indiana Bond Bank Advanced
                Funding Project Notes - Series 1998A-2                           01/19/00     2.94     4,016,581     MIG-1   SP-1+
    3,060,000   Lancaster County, PA
                AMBAC Insured                                                    12/15/99     3.02     3,089,108
    4,650,000   Menomonie, WI Area School District                               09/08/99     3.65     4,651,957
    5,000,000   Montachusett, MA Regional Vocational BAN                         07/23/99     3.60     5,005,215     MIG-1
    3,500,000   North Dakota State HFA RB
                GIC AIG                                                          11/01/99     3.12     3,517,870     MIG-1
    1,500,000   North Dakota HFA - Series C RB
                GIC Trinity Funding                                              04/01/00     3.20     1,500,000     MIG-1
    1,010,000   Northside Independent School District                            02/15/00     3.14     1,025,425
    2,000,000   Overland Park, KS
                (Municipal Temporary Notes) - Series 1998                        05/01/99     3.74     2,000,140
    3,000,000   Sun Prairie Area School District TRAN                            08/23/99     3.63     3,000,797
    2,500,000   Temple University of the Commonwealth System
                (Higher Education University Funding Obligation) - Series A      05/14/99     3.70     2,502,126             SP-1+
    2,770,000   Town of Odessa, WA BAN - Series 1998                             10/15/99     3.70     2,770,000
    1,080,000   Virginia Housing Development Authority MHRB - Series 1995        05/01/99     3.43     1,081,045
    2,400,000   Whitnall School District RAN                                     10/28/99     3.06     2,405,345
 ------------                                                                                       ------------
   54,210,000   Total Other Tax Exempt Investments                                                    54,325,951
 ------------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (53.28%)
------------------------------------------------------------------------------------------------------------------------------------
  $ 5,455,000   Auburn, AL Non-Profit HDA (Lakeside Project)
                LOC Columbus Bank & Trust Company                                09/01/27     3.35% $  5,455,000             A1
    1,100,000   Berkeley County, SC (Amoco Chemical Company)                     04/01/28     3.30     1,100,000    VMIG-1   A1+
    5,000,000   Butler County, KS Solid Waste                                    08/01/24     3.35     5,000,000    VMIG-1   A1
      600,000   Butler County, PA IDA (Armco Incorporated Project) - Series 1996A
                LOC Chase Manhattan Bank, N.A.                                   06/01/20     3.25       600,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================


                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)    Moody's   & Poor's
    ------                                                                        ----       -----     ------     -------   --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000   Calcasieu Parish, LA Public Trust Authority
                (Solid Waste Disposal)
                LOC Morgan Guaranty Trust Company                               12/01/27     3.25% $  2,000,000             A1+
    2,500,000   City of Milton, WI IDRB (New England Extrusion, Inc. Project)
                LOC U.S. Trust                                                  05/01/13     3.10     2,500,000             A1+
    9,455,000   Clipper, HI Housing Finance & Development Authority COPS        07/24/03     3.26     9,455,000    VMIG-1
    4,800,000   Development Finance Authority, AR
                (Conestoga Wood Specialties Project)
                LOC First Union National Bank                                   07/01/08     3.20     4,800,000
    3,500,000   City of Deridder, LA IDRB (Pax Inc. Project)
                LOC Bank One                                                    08/01/12     3.30     3,500,000             A1+
    8,250,000   Director State of Nevada Department of Business & Industry IDRB
                (Valley Joist Inc. Project) - Series A
                LOC Toronto-Dominion Bank                                       06/01/17     3.20     8,250,000
    2,000,000   Finance Authority of Maine
                (William Arthur, Inc.) - Series 1997
                LOC First National Bank of Chicago                              10/01/12     3.05     2,000,000             A1+
    7,000,000   Fulco, GA HRB (Shepard Center Inc. Project)
                LOC Wachovia Bank & Trust Co., N.A.                             09/01/17     2.90     7,000,000             A1+
    6,445,000   Fulton County, GA MHRB (Greenhouse Holcomb Project)
                Fannie Mae Collateralized                                       04/01/30     3.00     6,445,000             A1+
    1,200,000   Fulton County, GA Development Authority RB
                (Darby Printing Company)
                LOC Wachovia Bank & Trust Co., N.A.                             04/01/11     3.60     1,200,000
    1,200,000   Gulf Coast Waste Disposal Authority
                (Amoco Oil Company)                                             05/01/24     3.30     1,200,000      P1     A1+
    1,400,000   Gulf Coast Waste Disposal Authority
                (Amoco Oil Company) - Series 1993                               05/01/23     3.30     1,400,000    VMIG-1   A1+
    8,600,000   Harris County, TX HFDC (Sisters of Charity) - Series C          07/01/23     3.07     8,600,000    VMIG-1   A1+
    1,875,000   IDA of The City of Lynchburg, VA (AEROFIN Corp. Proj.)
                LOC PNC Bank, N.A.                                              04/01/29     3.50     1,875,000
    3,900,000   Jackson City, MS Sewage Facility
                (Chevron USA Inc. Project)                                      12/15/24     3.30     3,900,000      P1

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000   Jefferson County, KY Industrial Building
                (Fetter Printing Company Project)
                LOC PNC Bank, N.A.                                               05/01/10     3.25% $  3,000,000
    2,200,000   King George County, VA IDA (Birchwood Power Partners)
                LOC Credit Suisse/First Boston                                   11/01/25     3.35     2,200,000             A1+
    4,000,000   Lebanon, MO IDA IDRB (Durham Company Project)
                LOC Commerce Bank                                                01/01/19     3.25     4,000,000      P1
    1,500,000   Louisville & Jefferson County (Airport System) - Series AA
                LOC National City Bank                                           06/30/02     3.20     1,500,000    VMIG-1
    5,200,000   Madison County, IL Environmental Improvement
                (Shell Wood River Refining Company)                              03/01/33     3.30     5,200,000    VMIG-1   A1+
    6,800,000   Marion County, WV
                County Commission Solid Waste Disposal Facility RB
                (Granttown Project)
                LOC National Westminster Bank PLC                                10/01/17     3.10     6,800,000    VMIG-1   A1+
    1,500,000   Martin City, FL (Florida Power & Light)                          01/01/27     3.35     1,500,000    VMIG-1   A1+
    5,000,000   Metropolitan Washington D.C. Airport Authority RB - Series C     10/01/27     3.05     5,000,000    VMIG-1   A1+
      800,000   New Albany, IN EDA RB (Bert R. Huncilman & Son) - Series A
                LOC PNC Bank, N.A.                                               04/01/06     3.25       800,000
    2,100,000   North Texas Higher Education Authority Student Loan RB - Series C
                AMBAC Insured                                                    04/01/36     3.10     2,100,000    VMIG-1
    2,400,000   Parish of Ouachita, LA (EPCO Carbondioxide Project)
                LOC Bank One                                                     02/01/05     3.30     2,400,000      P1
    2,300,000   Parish of St. Charles (Shell Oil Norco Project)                  09/01/23     3.30     2,300,000    VMIG-1   A1+
      475,000   Pennsylvania EDFA (Tri State Hyraulics Inc.) - Series 1996D-7
                LOC PNC Bank, N.A.                                               08/01/06     3.25       475,000
    1,600,000   Pennsylvania EDFA RB (Trigon Incorporated)
                LOC PNC Bank, N.A.                                               08/01/05     3.25     1,600,000
    1,300,000   Pennsylvania EDFA (Plastikos Reality Project) - Series 1997E
                LOC PNC Bank, N.A.                                               11/01/12     3.25     1,300,000
    2,900,000   Pitkin County, IDRB (Aspen Skiing Co. Proj.)
                LOC First National Bank of Chicago                               04/01/14     3.25     2,900,000             A1+
    2,500,000   Port of Corpus Christie Nueces County, TX
                Koch Refining Co. - Series 1995A                                 05/01/25     3.00     2,500,000    VMIG-1   A1+

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)    Moody's   & Poor's
    ------                                                                        ----       -----     ------     -------   --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,200,000   Portland, OR IDRB (Oregon Transfer Company)
                LOC US National Bank of Oregon                                  11/01/01     3.62% $  1,200,000
    2,570,000   Prattville, AL IDRB
                LOC Amsouth Bank                                                03/01/26     3.30     2,570,000               A1
    2,000,000   Regional Transportation District Colorado
                (Transit Vehicles Project) - Series A
                LOC State Street Bank & Trust Company                           12/01/17     3.05     2,000,000               A1+
    1,350,000   Richmond City, GA Solid Waste RB
                LOC Banque National de Paribas                                  07/01/32     3.15     1,350,000      P1       A1
    5,000,000   South Texas Higher Education Authority
                MBIA Insured                                                    12/01/03     3.00     5,000,000    VMIG-1
      800,000   Southwestern, IL Development Authority Solid Waste Disposal
                (Shell Oil Company Wood River)                                  08/01/21     3.30       800,000    VMIG-1     A1+
    1,400,000   Southwestern, IL Development Authority Solid Waste Disposal
                (Shell Oil Company Wood River)                                  11/01/25     3.30     1,400,000    VMIG-1     A1+
    4,100,000   State of Ohio Solid Waste RB (BP Exploration & Oil Project)     02/01/33     3.30     4,100,000      P1       A1+
    7,000,000   Sussex County, DE IDRB
                (Perdue Farms Inc. Project) - Series 1992
                LOC Rabobank Nederland                                          04/01/12     3.25     7,000,000
    1,815,000   Talbot County, GA Development Authority IDRB
                (Douglas Asphalt Company Project)
                LOC First Union National Bank                                   04/01/08     3.25     1,815,000
    5,300,000   Washington State HFC MHRB (Wadering Creek Project)
                LOC Bank of America                                             01/01/26     3.45     5,300,000    VMIG-1
      350,000   Westmoreland County, PA IDRB
                (Solidur Plastics Estate Project)
                LOC PNC Bank, N.A.                                              12/01/02     3.25       350,000
    5,000,000   West Side Calhoun, TX
                (Solid Waste Disposal BP Chemicals)                             04/01/31     3.30     5,000,000               A1+
    1,250,000   York County, PA IDA Limited Obligation RB
                (Metal Exchange Corporation Project) - Series 1996
                LOC Comerica Bank                                               06/01/06     3.30     1,250,000
 ------------                                                                                      ------------
  160,990,000   Total Other Variable Rate Demand Instruments                                        160,990,000
 ------------                                                                                      ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)    Moody's   & Poor's
    ------                                                                        ----       -----     ------     -------   --------
Put Bonds (c) (5.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000   Arkansas Development Finance Authority
                (Single Family Mortgage RB)
                FGIC Insured                                                    03/01/00     3.00% $  1,000,000
    4,000,000   Business Finance Authority of the State of New Hampshire PCRB
                (New England Power Company Project)                             05/04/99     3.45     4,000,000
    1,700,000   City of Dayton, KY Building RB - Series 1994 C
                LOC Fifth Third Bank                                            04/01/99     3.65     1,700,000
    6,500,000   Hartford County, MD IDRB (A.O. Smith)
                LOC Bank One                                                    09/01/99     3.15     6,500,000
    1,000,000   Michigan Strategic Fund (Donnelly Corp. Project) - Series 1988
                LOC Dresdner Bank A.G.                                          04/01/99     3.75     1,000,000      P1       A1+
    2,990,000   Vermont State Educational & Health Building Finance Agency
                (Middlebury College)                                            11/01/99     3.10     2,990,000               A1+
 ------------                                                                                      ------------
   17,190,000   Total Put Bonds                                                                      17,190,000
 ------------                                                                                      ------------
Tax Exempt Commercial Paper (18.23%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,600,000   Anne Arundel EDRB
                (Baltimore Gas & Electric Company Project)
                LOC Chase Manhattan Bank, N.A./Bank of New York                 05/05/99     2.85% $  6,600,000    VMIG-1     A1
    3,000,000   Development Authority of Burke County, GA
                (Oglethorpe Power Corp. Project)
                AMBAC Insured                                                   04/12/99     3.20     3,000,000    VMIG-1     A1+
    3,200,000   County & City of Denver, CO
                Airport System Subordinate RB - Series 1997A
                LOC Bayerische Landesbank Girozentrale                          04/05/99     2.90     3,200,000      P1       A1+
    1,800,000   County & City of Denver, CO
                Airport System Subordinate RB - Series 1997A
                LOC Bayerische Landesbank Girozentrale                          06/02/99     3.20     1,800,000      P1       A1+
    8,000,000   Hospital Board of Lee County, FL HRB
                (Lee Memorial Hospital Project) - Series 1992C                  06/01/99     3.25     8,000,000    VMIG-1     A1+
   10,000,000   Metropolitan Washington D.C. Airport Authority
                LOC NationsBank                                                 04/29/99     2.90    10,000,000               A1
    4,800,000   Municipal Gas Authority of Georgia, Gas RB
                (Southern Portfolio I Project) - Series D
                LOC Wachovia Bank & Trust Co., N.A.                             05/04/99     2.90     4,800,000               A1+

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)    Moody's   & Poor's
    ------                                                                        ----       -----     ------     -------   --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
                LOC Morgan Guaranty Trust Company/Union Bank of Switzerland     06/10/99     2.95% $  4,000,000      P1       A1+
    3,000,000   Ohio Water Development Authority PCRB (Duquesne Light Control)
                LOC Toronto-Dominion Bank                                       04/05/99     2.95     3,000,000               A1+
    3,000,000   Sarasota County, FL Public Hospital District HRB
                (Sarasota Memorial Hospital) - Series 1996                      05/03/99     3.00     3,000,000    VMIG-1
    2,500,000   Venango, PA IDA Resource Recovery RB
                (Scrubgrass Project) - Series 1990A
                LOC National Westminster Bank PLC                               04/01/99     2.55     2,500,000      P1       A1+
    2,000,000   Venango, PA IDA Resource Recovery RB
                (Scrubgrass Project) - Series B
                LOC National Westminster Bank PLC                               05/12/99     2.70     2,000,000      P1       A1+
    1,500,000   Venango, PA IDA Resource Recovery RB
                (Scrubgrass Project) - Series 1990B
                LOC National Westminster Bank PLC                               05/13/99     2.80     1,500,000      P1       A1+
    1,700,000   West Virginia Public Energy Authority Energy RB
                (Morgantown Energy Assoc. Project) - Series 1989A
                LOC Union Bank of Switzerland                                   05/10/99     2.70     1,700,000      P1       A1+
 ------------                                                                                      ------------
   55,100,000   Total Tax Exempt Commercial Paper                                                    55,100,000
 ------------                                                                                      ------------
Variable Rate Demand Instruments - Participations (b) (0.66%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000   Jersey State EDA IDRB
                (Harrison Riverside Industries Project)
                LOC Chase Manhattan Bank, N.A.                                  01/01/02     5.03% $  1,000,000      P1       A1
    1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
                LOC Chase Manhattan Bank, N.A.                                  01/01/02     5.03     1,000,000      P1       A1
 ------------                                                                                      ------------
    2,000,000   Total Variable Rate Demand Instruments - Participations                               2,000,000
 ------------                                                                                      ------------
Variable Rate Demand Instruments - Private Placements (b) (4.49%)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,100,000   Bastrop County, TX Industrial Development Corp. IDRB
                (Blocrest Partners, LP Project)
                LOC Union Bank of California                                    04/01/22     4.00%  $9,100,000
      690,000   Jefferson County, MO IDA IDRB (Holley Partnership)
                LOC Chase Manhattan Bank, N.A.                                  12/01/04     5.03      690,000       P1       A1
      330,476   New Jersey State EDA IDRB (Heary Modelle & Company)
                LOC Chase Manhattan Bank, N.A.                                  09/01/00     5.03      330,476       P1       A1

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)    Moody's   & Poor's
    ------                                                                        ----       -----     ------     -------   --------
Variable Rate Demand Instruments - Private Placements (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,400,000   District of Columbia HFA MHRB
                (Tyler House Certificate Trust COPS) - Series 1995A
                LOC PNC Bank, N.A.                                              08/01/25     3.35% $  1,400,000    VMIG-1
    2,062,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
                LOC Chase Manhattan Bank, N.A.                                  12/01/08     5.03     2,062,000      P1       A1
 ------------                                                                                      ------------
   13,582,476   Total Variable Rate Demand Instruments - Private Placements                        $ 13,582,476
 ------------                                                                                      ------------
                Total Investments (100.33%) (Cost $303,188,427+)                                   $303,188,427
                Liabilities in Excess of Cash and Other Assets (-0.33%)                            (  1,001,897)
                                                                                                   ------------
                Net Assets (100.00%)                                                               $302,186,530
                                                                                                   ============
                +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.


KEY:
     AMBAC    =   American Municipal Bond Assurance Corporation   HFDC    =   Housing Finance Development Authority
     BAN      =   Bond Anticipation Note                          HRB     =   Hospital Revenue Bond
     COPS     =   Certificates of Participations                  IDA     =   Industrial Development Authority
     EDA      =   Economic Development Authority                  IDRB    =   Industrial Development Revenue Bond
     EDFA     =   Economic Development Finance Authority          LOC     =   Letter of Credit
     FGIC     =   Financial Guaranty Insurance Company            MBIA    =   Municipal Bond Insurance Association
     GIC      =   Guaranteed Investment Contract                  MHRB    =   Multi-Family Housing Revenue Bond
     GO       =   General Obligation                              PCRB    =   Pollution Control Revenue Bond
     HDA      =   Housing Development Authority                   RAN     =   Revenue Anticipation Note
     HFA      =   Housing Finance Authority                       RB      =   Revenue Bond
     HFC      =   Housing Finance Commission                      TRAN    =   Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999

================================================================================


                                          Cortland General             U.S. Government            Municipal Money
                                          Money Market Fund                  Fund                   Market Fund
                                          -----------------            ---------------            ---------------
ASSETS:
  Investments in securities*...........  $     1,483,313,639         $       207,815,185        $       303,188,427
  Cash.................................            1,307,800                     264,625                         --
  Interest receivable..................            5,229,060                     619,817                  1,900,221
  Other assets.........................                   --                          --                      7,248
                                         -------------------         -------------------        -------------------
      Total Assets.....................        1,489,850,499                 208,699,627                305,095,896

LIABILITIES:
  Dividends payable....................              164,708                      23,031                     19,540
  Due to custodian.....................                   --                          --                  1,256,391
  Payable for securities purchased.....           15,324,927                   3,000,000                  1,500,000
  Payable for shares redeemed..........            1,577,266                     149,756                    133,435
  Other accounts payable...............               77,578                       3,388                         --
                                         -------------------         -------------------        -------------------
      Total Liabilities................           17,144,479                   3,176,175                  2,909,366
                                         -------------------         -------------------        -------------------

NET ASSETS.............................  $     1,472,706,020         $       205,523,452        $       302,186,530
                                         ===================         ===================        ===================

SHARES OUTSTANDING:
  Cortland Shares......................          660,653,119                  64,518,847                 49,236,993
  Live Oak Shares......................          813,755,956                  79,086,159                 70,128,615
  Bradford Shares......................               --                      62,176,531                182,842,390
Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................  $              1.00         $              1.00        $              1.00
                                         ===================         ===================        ===================

* Including repurchase agreements amounting to $103,000,000 and $115,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.






--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1999

================================================================================

                                            Cortland General            U.S. Government           Municipal Money
                                            Money Market Fund                 Fund                  Market Fund
                                            -----------------           ---------------           ---------------
INVESTMENT INCOME

 Interest Income.........................   $      67,897,277         $       9,285,434          $      10,303,356
                                            -----------------         -----------------          -----------------

 Expenses:

    Management fee--Note 3(a)............           9,651,092                 1,371,830                  2,252,782

    Distribution support and services
      ----Note 3(c):

           Cortland shares...............           1,416,410                   133,237                    118,803

           Live Oak shares...............           1,378,999                   143,685                    129,679

           Bradford shares...............             --                        133,429                    451,854

    Other expenses.......................             130,563                    35,277                     49,000
                                            -----------------         -----------------          -----------------

           Total Expenses................          12,577,064                 1,817,458                  3,002,118

   Expenses waived by
     Manager--Note 3(c)..................   (         173,824)        (         175,524)         (         372,028)
                                            -----------------         -----------------          -----------------

           Net Expenses..................          12,403,240                 1,641,934                  2,630,090
                                            -----------------         -----------------          -----------------

 Net Investment Income...................          55,494,037                 7,643,500                  7,673,266



NET REALIZED GAIN
   ON INVESTMENTS

 Net realized gain on investments........             446,452                    21,372                      3,195
                                            -----------------         -----------------          -----------------

 Increase in net assets from operations..   $      55,940,489         $       7,664,872          $       7,676,461
                                            =================         =================          =================



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                     Cortland General                  U.S. Government                    Municipal Money
                                    Money Market Fund                       Fund                            Market Fund
                               ----------------------------      ----------------------------      ----------------------------
                               For the Year Ended March 31,      For the Year Ended March 31,      For the Year Ended March 31,
                                   1999            1998              1999            1998             1999              1998
                               -----------      -----------      ------------     -----------      -----------      -----------

 Operations:
 Net investment income......  $   55,494,037  $   66,445,545    $    7,643,500  $    9,272,005    $    7,673,266   $    6,804,164

 Net realized gain on
     investments............         446,452          30,820            21,372           7,240             3,195               21
                               -------------   -------------     -------------   -------------     -------------    -------------
 Increase in net assets
     from operations........      55,940,489      66,476,365         7,664,872       9,279,245         7,676,461        6,804,185
 Distributions
     to shareholders from:

 Net investment income:
   Cortland shares..........  (   25,151,926) (   42,375,897)   (    2,235,590) (    4,996,904)   (    1,191,766)+ (    2,752,924)+

   Live Oak shares..........  (   30,731,761) (   23,562,542)   (    3,092,403) (    2,753,335)   (    1,664,742)+ (    1,631,855)+

   Bradford shares..........         --              --         (    2,336,645) (    1,144,489)   (    4,816,758)+ (    2,419,385)+

 Capital share
   transactions net (Note 4):
   Cortland shares..........     154,411,380  (  665,776,020)       16,374,315  (  116,800,799)        1,452,471   (  105,555,742)
   Live Oak shares..........     202,978,164     169,688,175        12,157,220      11,710,418         2,426,549        8,901,280
   Bradford shares..........         --              --             10,509,430      51,667,101        10,512,085      172,330,305
                               -------------   -------------     -------------   -------------     -------------    -------------

 Total increase (decrease)..     357,446,346  (  485,549,919)       39,041,199  (  53,038,763)        14,394,300       75,675,864

 Net assets:
 Beginning of year..........   1,115,259,674   1,600,809,593       166,482,253     219,521,016       287,792,230      212,116,366
                               -------------   -------------     -------------   -------------     -------------    -------------

 End of year................  $1,472,706,020  $1,115,259,674    $  205,523,452  $  166,482,253    $  302,186,530   $  287,792,230
                               =============   =============     =============   =============     =============    =============

 Undistributed net
    investment income.......  $      145,653  $      535,303    $      406,139  $      427,277    $      -0-       $      -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares commenced distribution on October 1, 1997. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 1999, there were 21,569,919 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
================================================================================

Note 2-Significant Accounting Policies: (Continued)

(e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At March 31, 1999, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $1,848,708, $686,669 and $28,940 respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied against future securities profits $243,842 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $235,428 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $13,541, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and Bradford shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $10,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

Pursuant to a Distribution Plan approved by the Company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 1999, the Distributor waived Distribution support and services fees of $169,971 and $3,853 for the Cortland shares and Live Oak shares, respectively, of the Cortland General Fund.

During the year ended March 31, 1999, the Distributor waived Distribution support and services fees of $21,318, $54,177 and $100,029 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the year ended March 31, 1999, the Distributor waived Distribution support and services fees of $17,887, $19,860 and $334,281 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:

At March 31, 1999, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated as Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                                     Cortland General                                                     Municipal Money
                                    Money Market Fund                U.S. Government Fund                   Market Fund
                              ------------------------------     ------------------------------    ------------------------------
                               For the Year Ended March 31,       For the Year Ended March 31,      For the Year Ended March 31,
                                   1999            1998              1999            1998             1999              1998
                               -------------   -------------     -------------   -------------     -------------    -------------
 Cortland Shares
 Shares sold..............     2,036,496,592   2,461,650,252       163,731,205     297,730,449       195,007,740      319,463,272
 Dividends reinvested.....        25,195,494      42,496,995         2,241,098       5,015,292         1,193,378        2,763,449
                               -------------   -------------     -------------   -------------     -------------    -------------
                               2,061,692,086   2,504,147,247       165,972,303     302,745,741       196,201,118      322,226,721
 Shares redeemed..........    (1,907,280,706) (3,159,923,267)   (  149,597,988) (  419,546,540)   (  194,748,647)  (  427,782,463)
                               -------------   -------------     -------------   -------------     -------------    -------------
 Net increase (decrease)..       154,411,380  (  655,776,020)       16,374,315  (  116,800,799)        1,452,471   (  105,555,742)
                               =============   =============     =============   =============     =============    =============

 Live Oak Shares
 Shares sold..............     3,636,474,938   2,667,980,939       397,622,269    257,860,909        287,227,233      229,697,164
 Dividends reinvested.....        30,668,616      23,505,015         3,078,766      2,746,692          1,661,013        1,627,788
                               -------------   -------------     -------------   -------------     -------------    -------------
                               3,667,143,554   2,691,485,954       400,701,035    206,607,601        288,888,246      231,324,952
 Shares redeemed..........    (3,464,165,390) (2,521,797,779)   (  388,543,815) ( 248,897,183)    (  286,461,697)  (  222,423,672)
                               -------------   -------------     -------------   -------------     -------------    -------------
 Net increase.............       202,978,164     169,688,175        12,157,220     11,710,418          2,426,549        8,901,280
                               =============   =============     =============   =============     =============    =============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

================================================================================

Note 4-Capital Share Transactions: (Continued)

                                                                                        Municipal Money
                                         U.S. Government Fund                            Market Fund
                                     For the Year Ended March 31,                For the Year Ended March 31,
                                  --------------------------------             -------------------------------
                                       1999               1998                     1999               1998
                                  -------------      -------------             -------------     -------------
Bradford Shares
Shares sold................         250,607,502        143,036,995               732,865,165       503,861,964
Dividends reinvested.......           2,343,573          1,138,745                 4,822,037         2,406,792
                                  -------------      -------------             -------------     -------------
                                    252,951,075        144,175,740               737,687,202       506,268,756
Shares redeemed............       ( 242,441,645)     (  92,508,639)            ( 727,175,117)    ( 333,938,451)
                                  -------------      -------------             -------------     -------------
Net increase ..............          10,509,430         51,667,101                10,512,085       172,330,305
                                  =============      =============             =============     =============

The components of net assets at March 31, 1999 are as follows:



                            Cortland General Money                                              Municipal Money
                                 Market Fund                  U.S. Government Fund                Market Fund
                            ----------------------            --------------------              ---------------

 Paid-in capital......          $1,474,409,075                   $  205,781,537                  $  302,207,998
 Accumulated net
   realized losses....          (    1,848,708)                  (      664,224)                 (       21,468)
 Undistributed net
   investment income..                 145,653                          406,139                          -0-
                                 -------------                    -------------                   -------------
Total net assets......          $1,472,706,020                   $  205,523,452                  $  302,186,530
                                 =============                    =============                   =============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

Note 5-Financial Highlights:

                                                     Cortland General Money Market Fund
                                      --------------------------------------------------------------
                                                              Cortland Shares
                                      --------------------------------------------------------------
                                                       For the Year Ended March 31,
                                      --------------------------------------------------------------
                                         1999         1998         1997         1996         1995
                                      ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding
  throughout the year)
Net asset value,
  beginning of year................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      ---------    ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income............       0.045        0.047        0.044        0.049        0.038
  Net realized and unrealized
   gain/(loss) on investments......       0.001    (   0.001)       --           0.001    (   0.003)+
                                      ---------    ---------    ---------    ---------    ---------
Total from investment operations...       0.046        0.046        0.044        0.050        0.035
Less distributions:
  Dividends from net
   investment income...............   (   0.045)   (   0.047)   (   0.044)   (   0.048)   (   0.038)
                                      ---------    ---------    ---------    ---------    ---------
Total distributions................   (   0.045)   (   0.047)   (   0.044)   (   0.048)   (   0.038)
                                      ---------    ---------    ---------    ---------    ---------
Net asset value, end of year.......   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      =========    =========    =========    =========    =========

Total Return.......................       4.56%        4.77%        4.52%        4.95%        3.91%+

Ratios/Supplemental Data
Net assets,
  end of year (000's omitted)......   $  659,890   $  505,442   $1,160,352   $1,159,173   $  993,854

Ratios to average net assets:
  Expenses.........................       1.00%        0.99%        1.02%        1.03%        1.03%
  Net investment income............       4.41%        4.67%        4.41%        4.86%        3.85%
Management and Distribution support
  and service fees waived..........       0.03%        0.04%        --           --           0.02%


+ Includes the effect of a capital contribution from the Manager of $.004 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.007 per share and the total return would have been 2.89%.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
================================================================================

Note 5-Financial Highlights: (Continued)

                                                             Cortland General Money Market Fund
                                         -------------------------------------------------------------------------
                                                                      Live Oak Shares
                                         -------------------------------------------------------------------------

                                                               For the Year Ended March 31,
                                         -------------------------------------------------------------------------
                                             1999                  1998                1997               1996+
                                         ------------          ------------        ------------       ------------
 Per Share Operating Performance:
 (for a share outstanding
   throughout the period)
 Net asset value,
   beginning of period...............    $     1.00            $     1.00          $    1.00          $     1.00
                                         ------------          ------------        ------------       ------------
 Income from investment operations:
   Net investment income.............          0.045                 0.048              0.045               0.018
   Net realized and unrealized
    gain/(loss) on investments.......          0.001           (     0.001)             --                  --
                                         ------------          ------------        ------------       ------------
 Total from investment operations....          0.046                 0.047              0.045               0.018
 Less distributions:
   Dividends from net
    investment income................    (     0.045 )         (     0.047 )       (    0.045  )      (     0.018 )
                                         ------------          ------------        ------------       ------------
 Total distributions.................    (     0.045 )         (     0.047 )       (    0.045  )      (     0.018 )
                                         ------------          ------------        ------------       ------------
 Net asset value, end of period......    $     1.00            $     1.00          $    1.00          $     1.00
                                         ============          ============        ============       ============

 Total Return........................          4.59%                 4.84%              4.59%               4.78%*

 Ratios/Supplemental Data
 Net assets,
   end of period (000's omitted).....    $    812,816          $    609,818        $   440,457        $    351,030

 Ratios to average net assets:
   Expenses..........................          0.98%                 0.91%              0.95%               0.97%*
   Net investment income.............          4.43%                 4.78%              4.48%               4.68%*
 Management and distribution support
   and service fees waived...........         --                     0.05%              0.02%               0.02%*


 * Annualized
 + Live Oak shares commenced distribution on November 16, 1995.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

Note 5-Financial Highlights: (Continued)

                                                            U.S. Government Fund
                                      --------------------------------------------------------------
                                                              Cortland Shares
                                      --------------------------------------------------------------
                                                       For the Year Ended March 31,
                                      --------------------------------------------------------------
                                         1999         1998         1997         1996         1995
                                      ----------   ----------   ----------   ----------   ----------
 Per Share Operating Performance:
 (for a share outstanding
   throughout the year)
 Net asset value,
   beginning of year................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      ----------   ----------   ----------   ----------   ----------

 Income from investment operations:
   Net investment income............      0.042        0.046        0.043        0.047        0.038
   Net realized and unrealized
    gain/(loss) on investments......      0.001    (   0.001)   (   0.001)       --       (   0.003)+
                                      ----------   ----------   ----------   ----------   ----------
 Total from investment operations.        0.043        0.045        0.042        0.047        0.035
 Less distributions:
   Dividends from net
    investment income...............  (   0.042)   (   0.045)   (   0.043)   (   0.047)   (   0.038)
                                      ----------   ----------   ----------   ----------   ----------
 Total distributions................  (   0.042)   (   0.045)   (   0.043)   (   0.047)   (   0.038)
                                      ----------   ----------   ----------   ----------   ----------
 Net asset value, end of year.......  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      ==========   ==========   ==========   ==========   ==========

 Total Return.......................      4.33%        4.61%        4.37%        4.80%        3.84%+

 Ratios/Supplemental Data
 Net assets,
   end of year (000's omitted)......  $   64,438   $   48,069   $  164,464   $  255,222   $  218,307

 Ratios to average net assets:
   Expenses.........................      1.00%        0.81%        1.01%        1.04%        1.04%
   Net investment income............      4.18%        4.58%        4.30%        4.72%        3.74%
 Management and Distribution support
   and service fees waived..........      0.04%        0.25%        0.02%        --           0.01%


+ Includes the effect of a capital contribution from the Manager of $.006 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.009 per share and the total return would have been 2.81%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

================================================================================

Note 5-Financial Highlights: (Continued)

                                                                   U.S. Government Fund
                                    ------------------------------------------------------------------------------------------
                                                    Live Oak Shares                                  Bradford Shares
                                    ------------------------------------------------         ---------------------------------
                                              For the Year Ended March 31,                      For the Year Ended March 31,
                                    ------------------------------------------------         ---------------------------------
                                       1999        1998         1997          1996+              1999               1998++
                                    ---------    --------     ---------     --------         -----------        -------------
 Per Share Operating Performance:
 (for a share outstanding
   throughout the period)
 Net asset value,
   beginning of period............. $  1.00     $  1.00      $  1.00      $  1.00            $   1.00           $   1.00
                                    ---------   ---------    ---------    ---------          ----------         ----------

 Income from investment operations:
   Net investment income...........    0.043       0.049        0.044        0.017               0.044              0.026
   Net realized and unrealized
    gain/(loss) on investments.....    0.001    (  0.001)    (  0.001)       --                  0.001          (   0.001)
                                    ---------   ---------    ---------    ---------          ----------         ----------
 Total from investment operations..    0.044       0.048        0.043        0.017               0.045              0.025
 Less distributions:
   Dividends from net
    investment income.............. (  0.043)   (  0.046)    (  0.044)    (  0.017)          (   0.044)         (   0.024)
                                    ---------   ---------    ---------    ---------          ----------         ----------
 Total distributions............... (  0.043)   (  0.046)    (  0.044)    (  0.017)          (   0.044)         (   0.024)
                                    ---------   ---------    ---------    ---------          ----------         ----------
 Net asset value, end of period.... $  1.00     $  1.00      $  1.00      $  1.00            $   1.00           $   1.00
                                    =========   =========    =========    =========          ==========         ==========

 Total Return......................    4.42%       4.75%        4.53%        4.74%*              4.49%              4.83%*

 Ratios/Supplemental Data
 Net assets,
   end of period (000's omitted)... $  78,987   $  66,829    $  55,057    $  47,328          $   62,098         $   51,584

 Ratios to average net assets:
   Expenses........................    0.91%       0.68%        0.86%        0.89%*              0.85%              0.86%*
   Net investment income...........    4.29%       4.89%        4.45%        4.64%*              4.37%              5.22%*
 Management and Distribution support
   and service fees waived.........    0.08%       0.24%        0.12%        0.11%*              0.19%              0.18%*

*  Annualized
+  Live Oak shares commenced distribution on November 16, 1995.
++ Bradford shares commenced distribution on October 1, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

Note 5-Financial Highlights: (Continued)




                                                           Municipal Money Market
                                      --------------------------------------------------------------
                                                              Cortland Shares
                                      --------------------------------------------------------------
                                                       For the Year Ended March 31,
                                      --------------------------------------------------------------
                                         1999         1998         1997         1996         1995
                                      ----------   ----------   ----------   ----------   ----------
 Per Share Operating Performance:
 (for a share outstanding
    throughout the year)
 Net asset value,
    beginning of year...............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                      ---------    ---------    ---------    ---------    ---------

 Income from investment operations:
    Net investment income...........     0.025        0.028        0.026        0.030        0.026
                                      ---------    ---------    ---------    ---------    ---------
 Total from investment operations...     0.025        0.028        0.026        0.030        0.026
 Less distributions:
    Dividends from net
     investment income..............  (  0.025)    (  0.028)    (  0.026)    (  0.030)    (  0.026)
                                      ---------    ---------    ---------    ---------    ---------
 Total distributions................  (  0.025)    (  0.028)    (  0.026)    (  0.030)    (  0.026)
                                      ---------    ---------    ---------    ---------    ---------
 Net asset value, end of year.......  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                      =========    =========    =========    =========    =========

 Total Return.......................     2.56%        2.81%        2.68%        3.06%        2.58%

 Ratios/Supplemental Data
 Net assets,
    end of year (000's omitted).....  $  49,234    $  47,780    $ 153,322    $ 216,456    $ 224,041

 Ratios to average net assets:
    Expenses........................     1.00%        1.01%        1.02%        1.03%        0.99%
    Net investment income...........     2.51%        2.81%        2.64%        3.02%        2.54%
 Management and Distribution support
    and service fees waived.........     0.04%        --           --           --           0.06%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

================================================================================

Note 5-Financial Highlights: (Continued)

                                                                  Municipal Money Market
                                    ------------------------------------------------------------------------------------------
                                                    Live Oak Shares                                  Bradford Shares
                                    ------------------------------------------------         ---------------------------------
                                              For the Year Ended March 31,                      For the Year Ended March 31,
                                    ------------------------------------------------         ---------------------------------
                                       1999        1998         1997          1996+              1999               1998++
                                    ---------    --------     ---------     --------         -----------        -----------
 Per Share Operating Performance:
 (for a share outstanding
   throughout the period)
 Net asset value,
   beginning of period............. $  1.00     $  1.00      $  1.00      $  1.00            $   1.00           $   1.00
                                    ---------   ---------    ---------    ---------          ----------         ----------

 Income from investment operations:
   Net investment income...........    0.026       0.029        0.027        0.011               0.027              0.014
                                    ---------   ---------    ---------    ---------          ----------         ----------
 Total from investment operations..    0.026       0.029        0.027        0.011               0.027              0.014
 Less distributions:
   Dividends from net
    investment income.............. (  0.026)   (  0.029)    (  0.027)    (  0.011)          (   0.027)         (   0.014)
                                    ---------   ---------    ---------    ---------          ----------         ----------
 Total distributions............... (  0.026)   (  0.029)    (  0.027)    (  0.011)          (   0.027)         (   0.014)
                                    ---------   ---------    ---------    ---------          ----------         ----------
 Net asset value, end of period.... $  1.00     $  1.00      $  1.00      $  1.00            $   1.00           $   1.00
                                    =========   =========    =========    =========          ==========         ==========

 Total Return......................    2.60%       2.93%        2.77%        2.96%*              2.71%              2.87%*

 Ratios/Supplemental Data
 Net assets,
   end of period (000's omitted)... $  70,124   $  67,697    $  58,794    $  49,663          $  182,829         $  172,315

 Ratios to average net assets:
   Expenses........................    0.95%       0.90%        0.93%        0.96%*              0.85%              0.86%*
   Net investment income...........    2.57%       2.86%        2.72%        2.91%*              2.67%              2.81%*
 Management and Distribution support
   and service fees waived.........    0.03%       0.07%        0.04%        0.03%*              0.18%              0.17%*

*  Annualized
+  Live Oak shares commenced distribution on November 16, 1995.
++ Bradford shares commenced distribution on October 1, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



Shareholders and Board of Directors
Cortland Trust, Inc.



We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with generally accepted accounting principles.

                                        \s\Ernst & Young, LLP


  May 12, 1999
  New York, New York

_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________


Annual Report

March 31, 1999

 CORTLAND

600 Fifth Avenue
New York, NY 10020
212-830-5200

[GRAPHIC OMITTED]


CORTLAND                                                           BULK RATE
 ------                                                           U.S. POSTAGE
                                                                      PAID
600 Fifth Avenue                                                  BROOKLYN, NY
New York, NY 10020                                              PERMIT NO. 7379